Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM TREASURERS SERIES TRUST (INVESCO TREASURER'S SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 18, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2016